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                                                    January 8, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attention:  Filing Desk
            Stop 1-4


       Re:            Claymore Securities Defined Portfolios, Series 165
                                     File No. 333-111366
                           --------------------------------------

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "REGISTRATION STATEMENT") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on January 7, 2004.

                                      CLAYMORE SECURITIES, INC.


                                      BY:    /s/ NICHOLAS DALMASO
                                         ----------------------------
                                         SENIOR MANAGING DIRECTOR AND
                                         GENERAL COUNSEL

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